SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Liabilities (Details) - USD ($)		3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 5.40			$ 0.33	$ 5.40		$ 0.33
Exercise Price per Warrant (in usd per share)									$ 2.01
Net loss		$ (13,548,000)		$ (5,702,000)		$ (26,086,000)	$ (10,484,000)	$ (21,807,000)	$ (25,678,000)
JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 10.00				$ 10.00
Warrants, conversion ratio		1				1
Stock price trigger for redemption of public warrants (in dollars per share)						$ 18.00
Interest Income		$ 5,210				$ 9,910
Net loss		(2,660,294)	$ 16,083,886		$ (1,767,451)	13,423,592
Redeemable Class A Ordinary Shares | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Interest Income		5,210				9,910
Net loss		$ 5,210			$ 0
Redeemable Net Earnings						$ 9,910
Basic and diluted weighted average shares outstanding		34,500,000			34,500,000	34,500,000
Basic and diluted net income per ordinary shares		$ 0.00			$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Net loss		$ (2,660,294)			$ (1,767,451)	$ 13,423,592
Redeemable Net Earnings		$ (5,210)				$ (9,910)
Basic and diluted weighted average shares outstanding		8,625,000			7,758,028	8,625,000
Basic and diluted net income per ordinary shares		$ (0.30)			$ (0.23)	$ 1.56
Non-Redeemable Net Loss		$ (2,665,504)			$ 0	$ 13,413,682
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)					$ 18.00
Initial Public Offering | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000					34,500,000
Price per share	$ 10.00	$ 10.00				$ 10.00
Number of shares in a unit	1					1
Number of warrants in a unit	0.25					0.25
Warrants, conversion ratio	1	1				1
Exercise Price per Warrant (in usd per share)	$ 11.50	$ 11.50				$ 11.50
Over-allotment | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000					4,500,000
Public Warrants | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued						8,625,000
Warrants, conversion ratio		1				1
Exercise Price per Warrant (in usd per share)		$ 11.50				$ 11.50
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)						$ 18.00
Public Warrants | Initial Public Offering | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,625,000
Exercise Price per Warrant (in usd per share)	$ 11.50
Private Placement Warrants | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued						4,450,000
Price of warrants					2.00	$ 2.00
Exercise Price per Warrant (in usd per share)		$ 11.50			$ 11.50	$ 11.50		$ 11.50
Private Placement Warrants | Over-allotment | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,450,000